CURRENT AND NON-CURRENT EMPLOYEE BENEFITS - Employee benefits (Details) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Employee benefits
Current	$ 35,012,072	$ 31,071,019
Non-current	14,139,670	13,635,558
Total	49,151,742	44,706,577
Accrued vacation
Employee benefits
Total	18,630,043	14,650,267
Participation in profits and bonuses
Employee benefits
Total	15,538,771	15,969,735
Severance indemnity
Employee benefits
Total	$ 14,982,928	$ 14,086,575